FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$10,713	$10,713	$-	$-
Minimum rental and lease payments	5,652	214	1,292	4,146
Equipment loans	341	184	157	-
Finance lease obligations	2,962	1,734	1,228	-
Total	$19,668	$12,845	$2,677	$4,146

Schedule Of Foreign Currency Risk
	March 31, 2024		December 31, 2023
	MXN	CDN	MXN	CDN
Cash	$8,108	$252	$13,338	$70
Due from related parties	5,643	-	4,558	-
Long-term investments	-	1,414	-	1,236
Reclamation bonds	-	6	-	6
Amounts receivable	3,042	20	18,644	26
Accounts payable and accrued liabilities	(78,884)	(145)	(95,662)	(150)
Due to related parties	-	(195)	-	(135)
Finance lease obligations	(800)	(179)	(1,129)	(217)
Net exposure	(62,891)	1,173	(60,251)	836
US dollar equivalent	$(3,767)	$865	$(3,567)	$577

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$3,474	$-	$-
Amounts receivable	-	1,856	-
Long-term investments	1,043	-	-
Total financial assets	$4,517	$1,856	$-